As filed with the Securities and Exchange Commission on October 26, 2006

  File No. 33-9504
  File No. 811-4878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE

  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 54  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 56  ☒

  SEI INSTITUTIONAL MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (800) 342-5734

Robert A. Nesher
c/o SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esq.
Morgan Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  Immediately upon filing pursuant to paragraph (b)
  ☒  On November 25, 2006 pursuant to paragraph (b) of Rule 485
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  On [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  On [date] pursuant to paragraph (a)(2)

  If appropriate check the following box:

  ☒  This Post-Effective Amendment designates a new effective date for a previously filed post-effective Amendment.

The SEI Institutional Managed Trust's (the "Trust") Prospectus relating to the Class A Shares of the Real Return Plus Fund and Prospectus relating to the Class I Shares of the Real Return Plus, Real Estate, U.S. Managed Volatility, High Yield Bond, Enhanced Income and Global Managed Volatility Funds are hereby incorporated by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878; Accession Number 0001104659-06-047103) filed with the SEC via EDGAR on July 14, 2006.

The Trust's Statement of Additional Information relating to the Class A Shares of the Real Return Plus Fund and the Class I Shares of the Real Return Plus, Real Estate, U.S. Managed Volatility, High Yield Bond, Enhanced Income and Global Managed Volatility Funds is hereby incorporated by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878; Accession Number 0001104659-06-047103) filed with the SEC via EDGAR on July 14, 2006.

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)	Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.

(a)(2)	Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 19, 1997.

(b)	Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.

(d)(2)	Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(3)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap Value Fund is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

(d)(4)	Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

(d)(5)	Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1998.

(d)(6)	Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

(d)(7)	Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

(d)(8)	Investment Sub-Advisory Agreement between SIMC and David J. Greene & Company, LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(9)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(10)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(11)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(12)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

(d)(13)	Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(14)	Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(15)	Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(16)	Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(17)	Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(18)	Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(19)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(20)	Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(21)	Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC (now AllianceBernstein L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(22)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(23)	Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(24)	Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(25)	Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(26)	Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(27)	Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(28)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(29)	Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(30)	Form of Investment Sub-Advisory Agreement between SIMC and BlackRock Capital Management, Inc. with respect to the Small Cap Value and Tax-Managed Small Cap Funds to be filed by later amendment.

(d)(31)	Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(32)	Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(d)(33)	Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(34)	Assignment and Assumption Agreement dated July 1, 2004 between Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(d)(35)	Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co. LLC (now AllianceBernstein L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(36)	Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(37)	Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(38)	Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(39)	Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(40)	Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(41)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(42)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(43)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(44)	Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Mid-Cap Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(45)	Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(46)	Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(47)	Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(48)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(49)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(50)	Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(51)	Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(52)	Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(53)	Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(54)	Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(55)	Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(56)	Form of Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(57)	Form of Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(58)	Form of Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(59)	Form of Amended Schedule A and Schedule B to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund adding the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(60)	Form of Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(61)	Form of Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(62)	Form of Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(63)	Investment Sub-Advisory Agreement between SIMC and ING Investment Management Co. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(64)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(65)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(66)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Diversified Alpha and U.S. Managed Volatility Funds are incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2005.

(d)(67)	Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Small Cap Fund, dated June 27, 2005, is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(68)	Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund, dated November 7, 2005, is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(69)	Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Diversified Alpha and Large Cap Growth Funds, dated October 21, 2005, is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(70)	Investment Sub-Advisory Agreement between SIMC and JPMorgan Investment Management Inc. with respect to the High Yield Bond Fund, dated October 3, 2005, is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(71)	Investment Sub-Advisory Agreement between SIMC and Smith Breeden Associates, Inc. with respect to the Core Fixed Income and Large Cap Diversified Alpha Funds, dated September 29, 2005, is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(72)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value and Small Cap Growth Funds, dated March 4, 2005, are herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(73)	Amendment to the Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund, dated June 20, 2005, is herein incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(74)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha and Large Cap Growth Funds, dated June 30, 2005, are herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(75)	Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates with respect to the Tax-Managed Large Cap Fund to be filed by later amendment.

(d)(76)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Large Cap Diversified Alpha Funds, dated October 11, 2005, are herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(77)	Amended Schedule B to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund, dated November 4, 2005, is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(78)	Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Small Cap Growth, Tax-Managed Small Cap, Large Cap Growth, Tax-Managed Large Cap and Large Cap Diversified Alpha Funds, dated October 18, 2005, are herein incorporated by reference to Exhibit (d)(86) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(d)(79)	Amended Schedule A to the Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co. LLC (now AllianceBernstein L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(d)(80)	Amendment to the Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Value Fund, dated June 26, 2003, is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(d)(81)	Amended Schedule C to the Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(82)	Amended Schedule A to the Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(d)(83)	Amendment to the Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund, dated July 21, 2003, is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(d)(84)	Amendment to the Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund, dated November 7, 2003, is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(d)(85)	Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management Inc. with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(86)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Global Managed Volatility Fund, dated March 10, 2006, are herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(87)	Form of Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited with respect to the Enhanced Income Fund is herein incorporated by reference to Exhibit (d)(86) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(88)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Enhanced Income Fund, dated May 31, 2006, are herein incorporated by reference to Exhibit (d)(87) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(89)	Form of Investment Sub-Advisory Agreement between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(88) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(90)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Diversified Alpha, Large Cap Growth and Large Cap Value Funds, dated March 9, 2006, is herein incorporated by reference to Exhibit (d)(89) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(91)	Amendment to Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha and Large Cap Growth Funds, dated May 1, 2006, is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(d)(92)	Form of Investment Sub-Advisory Agreement between SIMC and Highland Capital Management, L.P. is herein incorporated by reference to Exhibit (d)(91) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 14, 2006.

(d)(93)	Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management Inc. with respect to the Small Cap Value Fund, Small/Mid Cap Equity Fund and Small Cap Growth Fund to be filed by later amendment.

(d)(94)	Investment Sub-Advisory Agreement between SIMC and Weiss, Peck & Greer Investments with respect to the Small Cap Value Fund to be filed by later amendment.

(d)(95)	Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Real Estate Fund to be filed by later amendment.

(d)(96)	Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Tax-Managed Large Cap Fund to be filed by later amendment.

(e)(1)	Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(e)(2)	Amended and Restated Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(f)	Not Applicable.

(g)(1)	Custodian Agreement between the Trust and Wachovia Bank, N.A. dated September 17, 2004 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(g)(2)	Amended Attachment C to the Custodian Agreement between the Trust and Wachovia Bank, N.A. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(g)(3)	Amendment and Assignment to SEI Institutional Managed Trust Custodian Agreement between Wachovia Bank National Association and U.S. Bank National Association dated August 16, 2006 to be filed by later amendment.

(g)(4)	Form of Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 33-9504 and 811-4878 filed with the SEC on July 14, 2006.

(h)(1)	Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services dated December 10, 2003 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(h)(2)	Amended and Restated Schedule D to the Amended and Restated Administration and Transfer Agency Agreement is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(i)	Opinion and Consent of Counsel to be filed by later amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

(m)(2)	Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

(m)(3)	Shareholder Service Plan and Agreement with respect to Class Y shares is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

(m)(4)	Administrative Services Plan and Agreement with respect to Class I shares dated October 4, 2001 is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

(m)(5)	Administrative Services Agreement with respect to the Class A shares of the Large Cap Value, Small Cap Value, Small Cap Growth and High Yield Bond Funds dated July 21, 2005 is herein incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(n)(1)	Amended and Restated Rule 18f-3 Multiple Class Plan dated June 26, 2002 is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(n)(2)	Schedule A to the 18f-3 Multiple Class Plan, amended June 17, 2004, is herein incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2005.

(o)	Not applicable.

(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(p)(3)	The Code of Ethics for SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(p)(4)	The Code of Ethics for Artisan Partners Limited Partnership is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(5)	The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(6)	The Code of Ethics for David J. Greene & Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 14, 2000.

(p)(7)	The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(8)	The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(9)	The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(10)	The Code of Ethics for Martingale Asset Management, L.P. dated June 30, 2006 to be filed by later amendment.

(p)(11)	The Code of Ethics for Mazama Capital Management Inc. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(12)	The Code of Ethics for McKinley Capital Management Inc. is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(13)	The Code of Ethics for Metropolitan West Asset Management, LLC dated October, 2005 to be filed by later amendment.

(p)(14)	The Code of Ethics for Montag & Caldwell, Inc. dated February 6, 2006 to be filed by later amendment.

(p)(15)	The Code of Ethics for Nomura Corporate Resesarch and Asset Management Inc. is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(16)	The Code of Ethics for Parametric Portfolio Associates is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(17)	The Code of Ethics for Security Capital Research & Management Incorporated dated September 29, 2005 to be filed by later amendment.

(p)(18)	The Code of Ethics for Wellington Management Company, LLP dated February 17, 2006 to be filed by later amendment.

(p)(19)	The Code of Ethics for Western Asset Management Company dated September, 2006 to be filed by later amendment.

(p)(20)	The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(p)(21)	The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(22)	The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(23)	The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(24)	The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust dated June 8, 2006 to be filed by later amendment.

(p)(25)	The Code of Ethics for Wells Capital Management, Inc. dated February, 2006 to be filed by later amendment.

(p)(26)	The Code of Ethics for AllianceBernstein L.P. dated June, 2006 to be filed by later amendment.

(p)(27)	The Code of Ethics for ING Investment Management Co. is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(28)	The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(29)	The Code of Ethics for JPMorgan Investment Management Inc. is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(30)	The Code of Ethics for Smith Breeden Associates, Inc. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(31)	The Code of Ethics for Western Asset Management Company Limited is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(32)	The Code of Ethics for Acadian Asset Management Inc. dated April, 2006 to be filed by later amendment.

(p)(33)	The Code of Ethics for Record Currency Management Limited is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on July 10, 2006.

(p)(34)	The Code of Ethics for Highland Capital Management, L.P. to be filed by later amendment.

(p)(35)	The Code of Ethics for PanAgora Asset Management Inc. to be filed by later amendment.

(p)(36)	The Code of Ethics for Weiss, Peck & Greer Investments to be filed by later amendment.

(q)	Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, Nina Lesavoy, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of the adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's or sub-adviser's table was provided to the Registrant by the adviser or sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management Inc.

Acadian Asset Management Inc. ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary L. Bergstrom Chairman	—	—

Ronald D. Frashure President	—	—

Churchill G. Franklin Executive Vice President	—	—

John R. Chisholm Executive Vice President	—	—

Scott Powers	Old Mutual Asset Managers (U.S.)	CEO

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dominique Carrel-Billiard Director	AXA	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Henri de Castries Director	AXA	Chairman, Management Board

	AXA Equitable Life Insurance Company	Director

	AXA Financial, Inc.	Chairman of the Board

Christopher M. Condron Director	AXA Financial, Inc.	Director, President, Chief Executive Officer

	AXA Equitable Life Insurance Company	Chairman, CEO

	AXA	Member of the Management Board

Denis Duverne Director	AXA	Chief Financial Officer

	AXA Equitable Life Insurance Company	Director

Roger Hertog Vice Chairman, Director	Alliance Capital Management Corporation	Vice Chairman

Benjamin Duke Holloway Director	Continental Companies	Consultant

W. Edwin Jarmain Director	Jarmain Group Inc.	President

Gerald M. Lieberman President, Chief Operating Officer and Director	Alliance Capital Management Corporation	President, Chief Operating Officer

Lewis A. Sanders Chairman of the Board and Chief Executive Officer	Alliance Capital Management Corporation	Chairman of the Board and Chief Executive Officer/ Director

Peter J. Tobin Director	St. John's University	Special Assistant to the President

Nicolas Moreau Director	AXA Investment Managers	Chief Executive Officer

Laurence E. Cranch Executive Vice President and General Counsel	Alliance Capital Management Corporation	Executive Vice President and General Counsel

Sharon Fay Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Mark R. Gordon Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Mark R. Manley Senior Vice President, Chief Compliance Officer	Alliance Capital Management Corporation	Senior Vice President, Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Seth J. Masters Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Douglas J. Peebles Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Jeff S. Phlegar Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Stanley B. Tulin Director	AXA Financial, Inc.	Vice Chairman & Chief Financial Officer

Lorie A. Slutsky Director	—	—

Marilyn G. Fedak Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Thomas S. Hexner Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Marc O. Mayer Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

James G. Reilly Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Paul C. Rissman Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

David A. Steyn Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Christopher M. Toub Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Lisa A. Shalett Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Lawrence H. Cohen Executive Vice President	Alliance Capital Management Corporation	Executive Vice President

Robert Henry Joseph, Jr. Senior Vice President, Chief Financial Officer	Alliance Capital Management Corporation	Senior Vice President, Chief Compliance Officer

Analytic Investors, Inc.

Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Diversified Alpha, U.S. Managed Volatility and Global Managed Volatility Funds. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors	President

	Deseret Trust Company	Director

	Bonneville Holding Company	Director

	Deseret Mutual Insurance Company	Director

Scott Powers Director	Old Mutual (US) Holdings, Inc.	Chief Executive Officer

	Old Mutual Asset Managers (US) LLC	Chief Executive Officer

Marie Nastasi Arlt Vice President, Corporate Secretary, Treasurer and Chief Operating Officer	Analytic US Market Neutral Offshore, Ltd.	Director

	Analytic US Market Neutral Offshore M, Ltd.	Director

	Analytic US Market Neutral Offshore Master, Ltd.	Director

	Analytic US Market Neutral Offshore II, Ltd.	Director

	Analtyic US Market Neutral Offshore Master II, Ltd.	Director

	Analytic Japanese Equity Market Neutral Offshore, Ltd.	Director

	Analytic Japanese Equity Market Neutral Offshore Master, Ltd.	Director

	Analytic Market Neutral V-6, Ltd.	Director

	Analytic Global Opportunity Fund I, Ltd.	Director

Harindra de Silva President and Director	Analytic US Market Neutral Offshore, Ltd.	Director

	Analytic US Market Neutral Offshore M, Ltd.	Director

	Analytic US Market Neutral Offshore Master, Ltd.	Director

	Analytic US Market Neutral Offshore II, Ltd.	Director

	Analtyic US Market Neutral Offshore Master II, Ltd.	Director

	Analytic Japanese Equity Market Neutral Offshore, Ltd.	Director

	Analytic Japanese Equity Market Neutral Offshore Master, Ltd.	Director

	Analytic Market Neutral V-6, Ltd.	Director

	Analytic Global Opportunity Fund I, Ltd.	Director

Dennis Bein Chief Investment Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gregory McMurran Chief Investment Officer	—	—

Amy Stueve Chief Compliance Officer	—	—

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap Value, Tax-Managed Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Theodore R. Aronson Managing Principal, Portfolio Manager	—	—

Kevin M. Johnson Principal, Portfolio Manager	—	—

Martha E. Ortiz Principal, Portfolio Manager	—	—

Stefani Cranston Principal, Accounting	—	—

Paul Dodge Principal, Operations	—	—

Gina Marie N. Moore Principal, Portfolio Manager	—	—

Gregory J. Rogers Principal, Trading	—	—

Douglas D. Dixon Principal, Trading	—	—

R. Brian Wenzinger Principal, Research	—	—

Joseph F. Dietrick Associate, Chief Compliance Officer	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Adviser Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC	Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC	Officer

Janet D. Olsen General Counsel	Artisan Distributors LLC	Officer

Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

BlackRock Capital Management, Inc.

BlackRock Capital Management, Inc. ("BlackRock") is a sub-adviser for the Registrant's Small Cap Value, Tax-Managed Small Cap and Small/Mid Cap Equity Funds. The principal address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Paul L. Audet Director	BlackRock Capital Management, Inc.	Director

	BlackRock Institutional Management Corporation	Director

	BlackRock Financial Management, Inc.	Managing Director

	BlackRock (Japan), Inc.	Managing Director

	BlackRock International, Ltd.	Managing Director

	BlackRock, Inc.	Managing Director

	BlackRock Overseas Investment Corporation	Managing Director

	SSRM Holdings, Inc.	Managing Director

	State Street Management & Research Company	Managing Director

Steven Buller Chief Financial Officer and Managing Director	BlackRock, Inc.	Chief Financial Officer and Managing Director

	BlackRock Financial Management, Inc.	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc.	Chief Financial Officer and Managing Director

	BlackRock (Japan), Inc.	Chief Financial Officer and Managing Director

	BlackRock International, Ltd.	Chief Financial Officer and Managing Director

	BlackRock Overseas Investment Corporation	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc.	Chief Financial Officer and Managing Director

	State Street Management & Research Company	Chief Financial Officer and Managing Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert P. Connolly Managing Director, General Counsel and Secretary	BlackRock Capital Management, Inc.	Managing Director, General Counsel & Secretary

	BlackRock, Inc.	Managing Director, General Counsel & Secretary

	BlackRock International, Ltd.	Managing Director, General Counsel & Secretary

	BlackRock (Japan), Inc.	Managing Director, General Counsel & Secretary

	BlackRock Institutional Management Corporation	Managing Director, General Counsel & Secretary

	BlackRock Financial Management, Inc.	Managing Director, General Counsel & Secretary

	BlackRock Investments, Inc.	General Counsel, Managing Director & Secretary

	BlackRock Overseas Investment Corporation	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc.	General Counsel, Managing Director and Secretary

	State Street Management & Research Company	General Counsel, Managing Director and Secretary

Laurence D. Fink Chief Executive Officer	BlackRock Funds	Trustee

	BlackRock Capital Management, Inc.	Chief Executive Officer

	BlackRock, Inc.	Chairman & CEO

	BlackRock International, Ltd.	Chairman & CEO

	BlackRock (Japan), Inc.	Chairman & CEO

	BlackRock Investments, Inc.	Chairman & CEO

	BlackRock Institutional Management Corporation	Chief Executive Officer

	BlackRock Financial Management, Inc.	Chairman & CEO

	BlackRock HPB Management LLC	Director

	BlackRock Overseas Investment Corporation	Chairman and Chief Executive Officer

	BlackRock Asia Limited	Chairman and Chief Executive Officer

	Nomura BlackRock Asset Management Co., Ltd.	Chairman and Chief Executive Officer

	Anthracite Capital, Inc.	Director

	SSRM Holdings, Inc.	Chairman and Chief Executive Officer

	State Street Management & Research Company	Chairman and Chief Executive Officer

	State Street Research Investment Services, Inc.	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert S. Kapito Vice Chairman and Director	BlackRock Capital Management, Inc.	Vice Chairman & Director

	BlackRock International, Ltd.	Vice Chairman & Director

	BlackRock, Inc.	Vice Chairman

	BlackRock Institutional Management Corporation	Vice Chairman & Director

	BlackRock (Japan), Inc.	Vice Chairman & Director

	BlackRock Investments, Inc.	Director

	BlackRock Financial Management, Inc.	Vice Chairman & Director

	BlackRock Closed-End Funds	President and Trustee

	BlackRock Overseas Investment Corporation	Vice Chairman and Director

	BlackRock Asia Limited	Vice Chairman and Director

	SSRM Holdings, Inc.	Vice Chairman and Director

	State Street Management & Research Company	Vice Chairman and Director

	State Street Research Investment Services, Inc.	Director

	BlackRock Realty Advisors, Inc.	Director

Ralph L. Schlosstein President and Director	BlackRock Liquidity Funds	Chairman & President

	BlackRock Capital Management, Inc.	President & Director

	BlackRock, Inc.	President & Director

	BlackRock International, Ltd.	President & Director

	BlackRock (Japan), Inc.	President & Director

	BlackRock Investments, Inc.	Director

	BlackRock Institutional Management Corporation	President & Director

	BlackRock Financial Management, Inc.	President & Director

	BlackRock HPB Management LLC	Director

	BlackRock Closed-End Funds	Chairman and Trustee

	BlackRock Overseas Investment Corporation	President and Director

	BlackRock Asia Limited	President and Director

	Anthracite Capital, Inc.	Director

	SSRM Holdings, Inc.	President and Director

	State Street Management & Research Company	President and Director

	State Street Research Investment Services, Inc.	Director

	BlackRock Realty Advisors, Inc.	Director

David J. Greene and Company, LLC

David J. Greene and Company, LLC ("David J. Greene") is a sub-adviser for the Registrant's Small Cap Value and Tax-Managed Small Cap Funds. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022. David J. Greene is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael C. Greene Principal, Chief Executive Officer	—	—

Alan I. Greene Principal, Chairman of Investment Committee	—	—

Lee D. Unterman Principal, Chief Compliance Officer	—	—

Erwin A. Zeuschner Principal, Research Analyst	—	—

Robert J. Ravitz, CFA Principal, Research Analyst	—	—

Benjamin H. Nahum Principal, Executive Vice President, Portfolio Manager	—	—

James R. Greene Principal, Investment Advisor	—	—

Stanley G. Lee, CFA Principal, Investment Advisor	—	—

Pong C. Chan Principal, Chief Financial Officer	—	—

Clarissa Moore Principal, Director of Marketing and Client Service	—	—

Amit Solomon, Ph.D. Principal, Research Analyst	—	—

Rand W. Gesing, CFA Principal, Research Analyst	—	—

Delaware Management Company

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, is a sub-adviser for the Registrant's Small Cap Growth, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jude T. Driscoll President, CEO	DIAL Holding Company, Inc.	CEO, Trustee, President, Director

	Delaware General Management, Inc.	CEO, Trustee, President, Director

	Delaware Management Company, Inc.	CEO, Trustee, President, Director

	Delaware Investments Family of Funds	Chairman, President, CEO

	Delaware Management Holdings, Inc.	President, CEO, Director/Trustee

	DMH Corp.	President, CEO, Director/Trustee

	Delaware Investments U.S., Inc.	President, CEO, Director/Trustee

	Delaware Distributors, Inc.	President, CEO, Director/Trustee

	Lincoln National Investment Companies, Inc.	President, CEO, Director/Trustee

	Delaware Investment Advisers	President, CEO

	Delaware Capital Management	President, CEO

	Delaware Distributors, L.P.	President, CEO, Director, Trustee

	Delaware Lincoln Cash Management	President

	Delaware Service Company, Inc.	Director, President, CEO, Trustee

	Retirement Financial Services, Inc.	Director, President, CEO, Trustee

	LNC Administrative Services Corporation	Director, President, CEO, Trustee

	HYPPCO Finance Company Ltd.	Director

	Delaware Investment Advisers Ltd.	Chairman, Director

	Delaware International Holdings Ltd.	President, CEO, Director, Trustee

	Delaware Management Business Trust	President, CEO, Director, Trustee

Joseph H. Hastings Executive Vice President, Treasurer, Controller, Interim CFO	Delaware Lincoln Cash Management	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Capital Management	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Management Holdings, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	DMH Corp.	Executive Vice President, Treasurer, Controller, Interim CFO

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Management Business Trust	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Management Trust Company	Executive Vice President, CFO, Treasurer, Director

	Delaware Management Company, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Service Company, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Distributors, L.P.	Executive Vice President

	Delaware Distributors, Inc.	Executive Vice President

	Delaware General Management, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Investments U.S., Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	DIAL Holding Company, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Lincoln National Investment Companies, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	LNC Administrative Services Corporation	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Investments Family of Funds	Executive Vice President, CFO

	Delaware Investment Advisers	Executive Vice President, Controller, Interim CFO

	Retirement Financial Services, Inc.	Executive Vice President, CFO

	Delaware International Holdings Ltd.	Executive Vice President, Interim CFO

Joanne O. Hutcheson Executive Vice President, COO	Delaware Investment Advisers	Executive Vice President, COO

	Delaware Capital Management	Executive Vice President, COO

	Delaware Lincoln Cash Management	Executive Vice President, COO

	Delaware Management Holdings, Inc.	Executive Vice President, COO

	DMH Corp.	Executive Vice President, COO

	Delaware Management Company, Inc.	Executive Vice President, COO

	Delaware Service Company, Inc.	Executive Vice President, COO, Director

	Retirement Financial Services, Inc.	Executive Vice President, COO, Director

	Delaware Management Trust Company	Senior Vice President, Human Resources

	Delaware Distributors, L.P.	Executive Vice President

	Delaware Distributors, Inc.	Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware General Management, Inc.	Executive Vice President, COO

	Delaware Investments U.S., Inc.	Executive Vice President, COO

	DIAL Holding Company, Inc.	Executive Vice President, COO

	Lincoln National Investment Companies, Inc.	Executive Vice President, COO

	LNC Administrative Services Corporation	Executive Vice President, COO, Director

Patrick P. Coyne Executive Vice President, Managing Director, Chief Investment Officer—Fixed Income	Delaware Investments Family of Funds	Executive Vice President, Managing Director, Head of Equity Investments

	Delaware Investment Advisers	Executive Vice President, Managing Director, CIO—Fixed Income

	Delaware Capital Management	Executive Vice President, Managing Director, CIO—Fixed Income

	Delaware Management Holdings, Inc.	Executive Vice President, Managing Director, CIO—Fixed Income

	Lincoln National Investment Companies, Inc.	Executive Vice President, Managing Director, CIO—Fixed Income

	Lincoln National Convertible Securities Fund, Inc.	President, Director

	Lincoln National Income Fund	President, Director

Gerald S. Frey Managing Director/ CIO—Growth Investing	Delaware Investment Advisers	Managing Director/ CIO—Growth Investing

	Delaware Capital Management	Managing Director/ CIO—Growth Investing

	Delaware Management Holdings, Inc.	Managing Director/ CIO—Growth Investing

	Lincoln National Investment Companies, Inc.	Managing Director/ CIO—Growth Investing

	Delaware Investments Funds Family	Managing Director/ CIO—Growth Investing

	Delaware Management Business Trust	Managing Director/ CIO—Growth Investing

Richelle S. Maestro Executive Vice President, General Counsel, Secretary	Delaware Investment Advisers	Executive Vice President, General Counsel, Secretary

	Delaware Lincoln Cash Management	Executive Vice President, General Counsel, Secretary

	Delaware Management Holdings, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	DMH Corp., Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Management Trust Company	Senior Vice President, General Counsel, Secretary

	Delaware Management Business Trust	Senior Vice President, General Counsel, Secretary, Director, Trustee

	Lincoln National Investment Companies, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	DIAL Holding Company	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Investments U.S., Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware General Management, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Management Company, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Service Company, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Retirement Financial Services, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	LNC Administrative Services Corporation	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Investments Family of Funds	Senior Vice President, General Counsel, Secretary

	Delaware International Holdings Ltd.	Executive Vice President, Deputy General Counsel, Director

	Delaware Distributors, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Capital Management	Executive Vice President, General Counsel, Secretary

	Delaware Distributors, L.P.	Senior Vice President, General Counsel, Secretary, Director, Trustee

	Lincoln National Convertible Securities Fund, Inc.	Vice President, General Counsel

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Lincoln National Income Fund, Inc.	Vice President, General Counsel

	Tri-R Associates	General Partner

David F. Connor Vice President, Deputy General Counsel, Assistant Secretary	Delaware Investment Advisers	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Lincoln Cash Management	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Capital Management	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Management Holdings, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	DMH Corp.	Vice President, Deputy General Counsel, Assistant Secretary

	DIAL Holding Company, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Investments U.S., Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Management Company, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Service Company, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Retirement Financial Services, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Management Trust Company	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Distributors, L.P.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Distributors, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Lincoln National Investment Companies, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	LNC Administrative Services Corporation	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Investments Family of Funds	Vice President, Deputy General Counsel, Assistant Secretary

	Lincoln National Income Fund, Inc.	Secretary

	Lincoln National Convertible Securities Fund, Inc.	Secretary

David P. O'Connor Vice President, Associate General Counsel, Assistant Secretary	Delaware Investment Advisers	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Capital Management	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Management Holdings, Inc.	Vice President, Associate General Counsel, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	DMH Corp.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Management Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Service Company Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, L.P.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware General Management, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Investments U.S., Inc.	Vice President, Associate General Counsel, Assistant Secretary

	DIAL Holding Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Lincoln National Investment Companies, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	LNC Administrative Services Corporation	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Investments Family of Funds	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Lincoln Cash Management	Vice President, Associate General Counsel, Assistant Secretary

	Retirement Financial Services, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Management Business Trust	Vice President, Associate General Counsel, Assistant Secretary

Kevin S. Lee Vice President, Assistant Controller	Delaware Investment Advisers	Vice President, Assistant Controller

	Delaware Lincoln Cash Management	Vice President, Assistant Controller

	Delaware Capital Management	Vice President, Assistant Controller

	Delaware Management Holdings, Inc.	Vice President, Assistant Controller

	DMH Corp.	Vice President, Assistant Controller

	DIAL Holding Company, Inc.	Vice President, Assistant Controller

	Delaware Investments U.S., Inc.	Vice President, Assistant Controller

	Delaware Management Company, Inc.	Vice President, Assistant Controller

	Delaware Service Company, Inc.	Vice President, Assistant Controller

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Retirement Financial Services, Inc.	Vice President, Assistant Controller

	Delaware Management Trust Company	Vice President, Assistant Controller

	Delaware Distributor, L.P.	Vice President, Assistant Controller

	Delaware Distributors, Inc.	Vice President, Assistant Controller

	Delaware General Management, Inc.	Vice President, Assistant Controller

	Lincoln National Investment Companies, Inc.	Vice President, Assistant Controller

	LNC Administrative Services Corporation	Vice President, Assistant Controller

	Delaware Management Business Trust	Vice President, Assistant Controller

Brian L. Murray, Jr. Vice President, Associate General Counsel, Assistant Secretary	Delaware Investment Advisers	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Capital Management	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Service Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Retirement Financial Services, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, L.P.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Investments Family of Funds	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Management Business Trust	Vice President, Associate General Counsel, Assistant Secretary

Richard Salus Vice President, Deputy Controller	Delaware Investment Advisers	Vice President, Deputy Controller

	Delaware Lincoln Cash Management	Vice President, Deputy Controller

	Delaware Capital Management	Vice President, Deputy Controller

	Delaware Management Holdings, Inc.	Vice President, Deputy Controller

	DMH Corp.	Vice President, Deputy Controller

	Delaware Management Company, Inc.	Vice President, Deputy Controller

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Service Company, Inc.	Vice President, Assistant Controller

	Retirement Financial Service, Inc.	Vice President, Assistant Controller

	Delaware Management Trust Company	Vice President, Assistant Controller

	Delaware Distributors, L.P.	Vice President, Assistant Controller

	Delaware Distributors, Inc.	Vice President, Assistant Controller

	Delaware International Holdings Ltd.	Vice President, Assistant Controller

	Delaware General Management, Inc.	Vice President, Deputy Controller

	Delaware Investments U.S., Inc.	Vice President, Deputy Controller

	DIAL Holding Company, Inc.	Vice President, Deputy Controller

	Lincoln National Investment Companies, Inc.	Vice President, Deputy Controller

	LNC Administrative Services Corporation	Vice President, Deputy Controller

Richard D. Seidel Vice President, Assistant Controller, Manager—Payroll	Delaware Management Company, Inc.	Vice President, Assistant Controller, Manager—Payroll

	Delaware Investment Advisers	Vice President, Assistant Controller, Manager—Payroll

	Delaware Lincoln Cash Management	Vice President, Assistant Controller, Manager—Payroll

	Delaware Investments U.S., Inc.	Vice President, Assistant Controller, Manager—Payroll

	Delaware General Management, Inc.	Vice President, Assistant Controller, Manager—Payroll

	Delaware Distributors, Inc.	Vice President, Assistant Controller, Manager—Payroll

	Delaware Management Business Trust	Vice President, Assistant Controller, Manager—Payroll

	Retirement Financial Services, Inc.	Vice President, Assistant Controller, Manager—Payroll

	Lincoln Investment Companies, Inc.	Vice President, Assistant Controller, Manager—Payroll

	LNC Administrative Services Corporation	Vice President, Assistant Controller, Manager—Payroll

	Delaware Capital Management	Vice President, Assistant Treasurer

	Delaware Management Holdings, Inc.	Vice President, Assistant Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	DMH Corp.	Vice President, Assistant Treasurer

	DIAL Holding Company, Inc.	Vice President, Assistant Treasurer

	Delaware Service Company, Inc.	Vice President, Assistant Treasurer

	Delaware Distributors, L.P.	Vice President, Assistant Treasurer

	Delaware Management Business Trust	Vice President, Assistant Controller, Manager—Payroll

See Yeng Quek Executive Vice President, Managing Director, CIO—Fixed Income	Delaware Investment Advisers	Executive Vice President, Managing Director, CIO—Fixed Income

	Delaware Lincoln Cash Management	Executive Vice President, Managing Director, CIO—Fixed Income

	Delaware Investments Family of Funds	Executive Vice President, Managing Director, CIO—Fixed Income

	Delaware Management Holdings, Inc.	Executive Vice President, Managing Director, CIO—Fixed Income, Director, Trustee

	Delaware Management Business Trust	Executive Vice President, Managing Director, CIO—Fixed Income, Director, Trustee

	Lincoln National Investments Companies, Inc.	Executive Vice President, Managing Director, CIO—Fixed Income, Director, Trustee

	DMH Corp.	Director, Trustee

	DIAL Holding Company, Inc.	Director, Trustee

	Delaware International Holdings, Ltd.	Director, Trustee

	Delaware Investments U.S., Inc.	Director, Trustee

	Delaware Management Company, Inc.	Director, Trustee

	Delaware Service Company, Inc.	Director, Trustee

	HYPPCO Finance Company Ltd.	Director, Trustee

Joel A. Ettinger Vice President, Taxation	Delaware Investment Advisers	Vice President, Taxation

	Delaware Capital Management	Vice President, Taxation

	Delaware Lincoln Cash Management	Vice President, Taxation

	Delaware Management Holdings, Inc.	Vice President, Taxation

	DMH Corp.	Vice President, Taxation

	DIAL Holding Company, Inc.	Vice President, Taxation

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware General Management, Inc.	Vice President, Taxation

	Delaware Management Company, Inc.	Vice President, Taxation

	Delaware Service Company, Inc.	Vice President, Taxation

	Delaware Distributors, Inc.	Vice President, Taxation

	Retirement Financial Services, Inc.	Vice President, Taxation

	Delaware Management Business Trust	Vice President, Taxation

	Delaware Distributors, L.P.	Vice President, Taxation

	Lincoln National Investment Companies, Inc.	Vice President, Taxation

	LNC Administrative Services Corporation	Vice President, Taxation

	Delaware Investments Family of Funds	Vice President, Taxation

John C. E. Campbell Executive Vice President/Global Marketing and Client Services	Delaware Investment Advisers	Executive Vice President/Global Marketing Sales, Client Services and Product Development, President/Global Institutional Services

	Delaware International Advisers Ltd.	Director

Douglas L. Anderson Senior Vice President/Operations	Delaware Service Company, Inc.	Senior Vice President/Operations

	Delaware Distributors, Inc.	Senior Vice President/Operations

	Retirement Financial Services, Inc.	Senior Vice President/Operations

	Delaware Distributors, L.P.	Senior Vice President/Operations

	Delaware Management Trust Company	Senior Vice President/Operations, Director

Robert L. Arnold Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Capital Management	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Marshall T. Bassett Senior Vice President, Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Capital Management	Senior Vice President, Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Michael P. Bishof Senior Vice President/Investment Accounting	Delaware Capital Management	Senior Vice President/Investment Accounting

	Delaware Service Company, Inc.	Senior Vice President/Investment Accounting

	Delaware Distributors, L.P.	Senior Vice President/Investment Accounting

	Delaware Investment Advisers	Senior Vice President/Investment Accounting, Treasurer

	Delaware International Advisers Ltd.	Senior Vice President, Manager of Investment Accounting

	Delaware Investments Family of Funds	Senior Vice President, Treasurer

	Lincoln National Convertible Securities Fund, Inc.	Chief Financial Officer

	Lincoln National Income Fund, Inc.	Chief Financial Officer

Lisa O. Brinkley Senior Vice President, Compliance Director	Delaware Investment Advisers	Senior Vice President, Compliance Director

	Delaware Capital Management	Senior Vice President, Compliance Director

	Delaware Lincoln Cash Management	Senior Vice President, Compliance Director

	Delaware Management Holdings, Inc.	Senior Vice President, Compliance Director

	DMH Corp.	Senior Vice President, Compliance Director

	DIAL Holding Company, Inc.	Senior Vice President, Compliance Director

	Delaware Investments U.S., Inc.	Senior Vice President, Compliance Director

	Delaware General Management, Inc.	Senior Vice President, Compliance Director

	Delaware Management Company, Inc.	Senior Vice President, Compliance Director

	Delaware Service Company, Inc.	Senior Vice President, Compliance Director

	Delaware Distributors, Inc.	Senior Vice President, Compliance Director

	Retirement Financial Services, Inc.	Senior Vice President, Compliance Director

	Delaware Management Business Trust	Senior Vice President, Compliance Director

	Delaware Distributors, L.P.	Senior Vice President, Compliance Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Lincoln National Investment Companies, Inc.	Senior Vice President, Compliance Director

	LNC Administrative Services Corporation	Senior Vice President, Compliance Director

	Delaware Investments Family of Funds	Senior Vice President, Compliance Director

	Delaware Management Trust Company	Senior Vice President, Compliance Director, Assistant Secretary

Ryan K. Brist Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Lincoln National Income Fund, Inc.	Vice President

Timothy G. Connors Senior Vice President, Chief Investment Officer—Value Investing	Delaware Investment Advisers	Senior Vice President, Chief Investment Officer—Value Investing

	Delaware Management Holdings, Inc.	Senior Vice President, Chief Investment Officer—Value Investing

	Delaware Management Business Trust	Senior Vice President, Chief Investment Officer—Value Investing

	Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Investment Officer—Value Investing

	Delaware Investment Family of Funds	Senior Vice President, Chief Investment Officer—Value Investing

Nancy M. Crouse Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

George E. Deming Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware International Advisers Ltd.	Director

Robert J. DiBraccio Senior Vice President, Head of Equity Trading	Delaware Investment Advisers	Senior Vice President, Head of Equity Trading

	Delaware Capital Management	Senior Vice President, Head of Equity Trading

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
John B. Fields Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Management Business Trust	Trustee

John A. Heffern Senior Vice President, Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Carolyn McIntyre Senior Vice President/ Human Resources	Delaware Investment Advisers	Senior Vice President/ Human Resources

	Delaware Capital Management	Senior Vice President/ Human Resources

	Delaware Lincoln Cash Management	Senior Vice President/ Human Resources

	Delaware Management Holdings, Inc.	Senior Vice President/ Human Resources

	DMH Corp.	Senior Vice President/ Human Resources

	DIAL Holding Company, Inc.	Senior Vice President/ Human Resources

	Delaware General Management, Inc.	Senior Vice President/ Human Resources

	Delaware Management Business Trust	Senior Vice President/ Human Resources

	Lincoln National Investment Companies, Inc.	Senior Vice President/ Human Resources

Susan L. Natalini Senior Vice President/ Global Marketing and Client Services	Delaware Investment Advisers	Senior Vice President/Global Marketing and Client Services

Francis X. Morris Director—Fundamental Research, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware General Management, Inc.	Vice President, Senior Portfolio Manager

	Delaware Capital Management	Vice President, Senior Equity Analyst

John J. O'Connor Senior Vice President/ Investment Accounting	Delaware Service Company, Inc.	Senior Vice President/Investment Accounting

	Delaware Investment Advisers	Senior Vice President/Investment Accounting, Assistant Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Investments Family of Funds	Senior Vice President, Assistant Treasurer

Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

Timothy L. Rabe Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Paul M. Ross Senior Vice President/ Global Marketing and Client Services	Delaware Investment Advisers	Senior Vice President/Global Marketing and Client Services

James L. Shields Senior Vice President, Chief Information Officer	Delaware Investment Advisers	Senior Vice President, Chief Information Officer

	Delaware Capital Management	Senior Vice President, Chief Information Officer

	Delaware Service Company, Inc.	Senior Vice President, Chief Information Officer

	Retirement Financial Services, Inc.	Senior Vice President, Chief Information Officer

	Delaware Distributors, L.P.	Senior Vice President, Chief Information Officer

David Starer Senior Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Investment Advisers	Senior Vice President, Portfolio Manager, Senior Equity Analyst

	Delaware Investments Family of Funds	Senior Vice President, Portfolio Manager, Senior Equity Analyst

Ward T. Tatge Senior Vice President, Director of Fixed Income Research	Delaware Investment Advisers	Senior Vice President, Director of Fixed Income Research

	Delaware Investments Family of Funds	Senior Vice President, Director of Fixed Income Research

Gary T. Abrams Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader

Christopher S. Adams Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst

	Delaware Investment Advisers	Vice President, Senior Equity Analyst I

Renee E. Anderson Vice President, Portfolio Manager, Senior Equity Analyst II	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst II

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Damon J. Andres Vice President, Senior Fixed Income Portfolio Manager I	Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager

	Delaware Investment Advisers	Vice President, Portfolio Manager

	Lincoln National Convertible Securities Fund, Inc.	Vice President

Joseph Baxter Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Richard E. Beister Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader

Vincent A. Brancaccio Vice President, Senior Equity Trader	Delaware Investment Advisers	Vice President, Senior Equity Trader

Michael P. Buckley Vice President, Portfolio Manager, Director of Municipal Research	Delaware Investment Advisers	Vice President, Portfolio Manager, Director of Municipal Research

	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Municipal Bond Analyst

MaryEllen M. Carrozza Vice President/Client Services	Delaware Investment Advisers	Vice President/Client Services

	Delaware General Management, Inc.	Vice President/Client Services

	Delaware Investments Family of Funds	Vice President/Client Services

Stephen R. Cianci Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Capital Management	Vice President, Portfolio Manager

Scott E. Decatur Vice President, Senior Equity Analyst	Delaware Investment Advisers	Vice President, Senior Equity Analyst

	Delaware Investment Family of Funds	Vice President, Senior Equity Analyst

Joseph F. DeMichele Vice President/High Grade Trading	Delaware Investment Advisers	Vice President/Senior High Grade Trading

Phoebe W. Figland Vice President/Investment Accounting	Delaware Service Company, Inc.	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joseph Fiorilla Vice President/Trading Operations	Delaware Investment Advisers	Vice President/Trading Operations

Charles E. Fish Vice President, Senior Equity Trader	Delaware Investment Advisers	Vice President, Senior Equity Trader

Clifford M. Fisher Vice President, Senior Bond Trader	Delaware Investment Advisers	Vice President, Senior Bond Trader

Denise A. Franchetti Vice President, Portfolio Manager, Municipal Bond Credit Analyst	Delaware Investment Advisers	Vice President, Portfolio Manager, Municipal Bond Credit Analyst

	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Municipal Bond Credit Analyst

Brian Funk Vice President, High Yield Analyst	Delaware Investment Advisers	Vice President, High Yield Analyst

	Delaware Investments Family of Funds	Vice President, High Yield Analyst

James A. Furgele Vice President/Investment Accounting	Delaware Investment Advisers	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

	Delaware Service Company, Inc.	Vice President/Investment Accounting

Brent C. Garrells Vice President, High Yield Analyst	Delaware Investment Advisers	Vice President, High Yield Analyst

	Delaware Investments Family of Funds	Vice President, High Yield Analyst

Daniel V. Geatens Vice President/Investment Accounting	Delaware Service Company, Inc.	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

Stuart M. George Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader

Robert E. Ginsberg Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst

	Delaware Investment Advisers	Vice President, Portfolio Manager, Senior Equity Analyst

Barry Gladstein Vice President, Portfolio Analyst	Delaware Investment Advisers	Vice President, Portfolio Analyst

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Paul Grillo Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager

	Delaware Capital Management	Vice President, Portfolio Manager

Brian T. Hannon Vice President, Equity Analyst	Delaware Investment Advisers	Vice President, Equity Analyst

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Jonathan Hatcher Vice President, Senior High Trader	Delaware Investment Advisers	Vice President/Senior High Yield Analysis

Jeffrey W. Hynoski Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Cynthia Isom Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Kenneth R. Jackson Vice President, Equity Analyst	Delaware Investment Advisers	Vice President, Equity Analyst

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Steven T. Lampe Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Capital Management	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Andrew M. McCullagh, Jr. Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager

Michael S. Morris Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Senior Equity Analyst

John R. Murray Vice President, Senior Equity Analyst	—	—

Philip O. Obazee Vice President, Derivatives Manager	Delaware Investment Advisers	Vice President, Derivatives Manager

	Delaware Investments Family of Funds	Vice President, Derivatives Manager

Donald G. Padilla Vice President, Equity Analyst II	Delaware Investment Advisers	Vice President, Equity Analyst II

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kevin C. Schildt Vice President, Senior Municipal Credit Analyst	Delaware Investment Advisers	Vice President, Senior Municipal Credit Analyst

	Delaware Investments Family of Funds	Vice President, Senior Research Analyst

Brenda L. Sprigman Vice President, Business Manager—Fixed Income	Delaware Investment Advisers	Vice President, Business Manager—Fixed Income

Matthew J. Stephens Vice President, Senior High Grade Analyst	Delaware Investment Advisers	Vice President, Senior High Grade Analyst

	Delaware Investments Family of Funds	Vice President, Senior High Grade Analyst

Michael T. Taggart Vice President/Facilities and Administrative Services	Delaware Investment Advisers	Vice President/Facilities & Administrative Services

	Delaware Service Company, Inc.	Vice President/Facilities & Administrative Services

	Delaware Distributors, Inc.	Vice President/Facilities & Administrative Services

	Delaware Distributors, L.P.	Vice President/Facilities and Administrative Services

Lori P. Wachs Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Laura Wagner Vice President/Investment Accounting	Delaware Service Company, Inc.	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

Chris Welker Vice President, Senior High Grade Trader	Delaware Investment Advisers	Vice President, Senior High Grade Trader

James J. Wright Vice President, Senior Equity Analyst	Delaware Investment Advisers	Vice President, Senior Equity Analyst

	Delaware Investments Family of Funds	Vice President, Senior Equity Analyst

Enhanced Investment Technologies, LLC

Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified Alpha, Large Cap Value, Tax-Managed Large Cap and Large Cap Growth Funds. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert E. Fernholz Director, Executive Vice President and Chief Investment Officer	—	—

Robert A. Garvy Director, President and Chief Executive Officer	—	—

David E. Hurley Chief Operating Officer and Executive Vice President	—	—

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly-owned subsidiary of Goldman Sachs Group, Inc., is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Henry M. Paulson, Jr. Managing Director	The Goldman Sachs Group, Inc.	Chairman, Chief Executive Officer and Director

	Goldman, Sachs & Co.	Managing Director

Robert J. Hurst Managing Director	The Goldman Sachs Group, Inc.	Vice Chairman and Director

	Goldman, Sachs & Co.	Managing Director

Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc.	President, Chief Operating Officer and Director

	Goldman, Sachs & Co.	Managing Director

Highland Capital Management, L.P.

Highland Capital Management, L.P. ("Highland Capital") is a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of Highland Capital is 13455 Noel Road, Suite 1300, Dallas, Texas 75240. Highland Capital is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark Okada Co-Founder and Chief Investment Officer	Highland Capital Management Services, Inc. 13455 Noel Road, Suite 800 Dallas, TX 75240	Executive Vice President

	NexBank Capital, Inc. 13455 Noel Road, Suite 800 Dallas, TX 75240	Director

	Prospect Management Advisors, L.P. 13455 Noel Road, Suite 2240 Dallas, TX 75240	Partner

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Prospect Securities, L.P. 13455 Noel Road, Suite 2240 Dallas, TX 75240	Partner

	Highland Capital Management Europe, Limited 1 Poultry London EC2R 8JR UK	Director

ING Investment Management Co.

ING Investment Management Co. ("ING IM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of ING IM is 230 Park Avenue, 13th Floor, New York, New York 10169. ING IM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Crispin Chairman	—	—

Kenneth J. Monaghan Senior Vice President, Portfolio Manager	—	—

Paul H. Ross Senior Vice President, Portfolio Manager	—	—-

J. Paul Gillin Senior Vice President, Portfolio Manager	—	—

Geert Dhont Senior Vice President, Portfolio Manager	—	—

Timothy R. Dawling Senior Vice President, Portfolio Manager	—	—

Robert D. Farnham Senior Vice President, Director of Research	—	—

Gerald T. Lins General Counsel	—	—

Cynthia M. Palmer Chief Administrative Officer	—	—

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Matthew G. Bevin Chief Executive Officer & Principal	—	—

Daniel G. Bandi CFA, Chief Investment Officer, Value Equities & Principal	—	—

Daniel J. DeMonica CFA, Senior Portfolio Manager & Principal	—	—

Adam I. Friedman Senior Portfolio Manager & Principal	—	—

William H. McNett CFA, Senior Portfolio Manager & Principal	—	—

JPMorgan Investment Management Inc.

JPMorgan Investment Management Inc. ("JPMIM") is an investment sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of JPMIM is 522 Fifth Avenue, New York, New York 10036. JPMIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO

George C.W. Gatch Director, Managing Director	—	—

Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—

Clive Brown Director, Managing Director	—	—

Lawrence M. Unrein Director, Managing Director	—	—

Martin R. Porter Global Head of Equities, Managing Director	—	—

Andrew Spencer Chief Investment Officer of U.S. Retail Business, Managing Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Anthony M. Roberts Head of Legal, Managing Director	—	—

Francis X. Curley Chief Compliance Officer, Managing Director	—	—

Lee Munder Investments, Ltd.

Lee Munder Investments, Ltd. ("LMIL") is an investment sub-adviser for the Small Cap Growth, Small/Mid Cap Equity and Small Cap Value Funds. The principal address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lee Munder, Chairman	—	—

Kenneth Swan President & C.O.O.	—	—

Robert A. Smith Partner	Castanea Partners, Inc	Co-Founder and Managing Director

	The Neiman Marcus Group	Vice Chairman of the Board of Directors

Jonathan Stone Portfolio Manager	—	—

Nicholas Battelle Portfolio Manager	—	—

Terry Gardner CFO	—	—

Jeffrey Davis C.I.O.	Rockefeller & Co.	C.I.O.

	Berklee School of Music	Board of Trustees

	International House—NYC	Board of Trustees

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas D. Stevens President & Chairman	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Hal W. Reynolds Chief Financial Officer, Chief Investments Officer & Treasurer	—	—

David R. Borger Vice President, Director of Research	—	—

Stuart K. Matsuda Secretary, Director of Trading	—	—

Chris Kugler Director of Implementation	—	—

Michael Paschal Director of IT	—	—

Carin Madden Director of Operations	—	—

Jennifer Reynolds Associate	—	—

Iman Movahed Research Associate	—	—

LSV Asset Management

LSV Asset Management ("LSV") is an investment sub-adviser for the Tax-Managed Large Cap, Large Cap Value, Small Cap Value, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Josef Lakonishok CEO, Portfolio Manager	University of Illinois	Professor of Finance

Robert Vishny Partner, Portfolio Manager	University of Chicago	Professor of Finance

Menno Vermeulen Partner, Portfolio Manager	—	—

Tremaine Atkinson Partner, Operating Officer, Chief Compliance Officer	—	—

Christopher LaCroix Partner, Managing Director of Business Development	SEI Funds, Inc.	General Partner

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Value, Small Cap Growth, Small/Mid Cap Equity and Mid-Cap Funds. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Patricia J. O'Connor Executive Vice President, CFO, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder

William Edward Jacques Executive Vice President, Portfolio Manager, CIO, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder

Alan J. Stassman Chairman, Limited Partner	Martingale Asset Management Corporation	Director, Chairman, Shareholder

Arnold Seton Wood President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder

Douglas Evan Stark, CFA Investment Research, Portfolio Manager, Limited Partner	—	—

Samuel P. Nathans, CFA Portfolio Manager, Limited Partner	—	—

Thomas A. Cosmer, CFA Senior Vice President, Partner	—	—

Jill G. Brogan Vice President, Partner	—	—

Guy A. Skaggs Senior Vice President, Partner	—	—

Elizabeth F. Davis Vice President, Partner	—	—

Jennifer Visco, CPA Vice President, Partner	—	—

James M. Eysenbach, CFA Senior Vice President	—	—

Ellen M. Kelly Senior Vice President, Partner	—	—

Mazama Capital Managment, Inc.

Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ronald Adair Sauer President, Chairman and Chief Investment Officer	—	—

Helen McDonald Degener Director and Strategic Advisor	The Mathes Company	VP and Portfolio Manager

Jill Ronne Collins Senior VP Marketing & Client Service	—	—

Brian Paul Alfrey Director, Executive Vice President and Chief Operating Officer	—	—

Stephen Charles Brink Senior Vice President, Director of Research	—	—

McKinley Capital Management Inc.

McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Large Cap Growth, Tax-Managed Small Cap and Small Cap Growth Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert B. Gillam President, Chief Executive Officer, Chief Investment Officer, Principal, Director	FAS Alaska, Inc.	Officer & Director

	McKinley Offshore Management, LTD	Director

Diane M. Wilke Executive Vice President, Chief Operating Officer	FAS Alaska, Inc.	Officer & Director

	McKinley Offshore Management, LTD	Director

B. Thomas Willison Director	—	—

Tamara L. Leitis Assistant Vice President, HR Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gregory O'Keefe Chief Financial Officer	—	—

Charles Weaver Director	SBC Communications, Inc. (Previously)	Director

Brian Stafford Director	Seisnet, Inc. (Previously)	Director

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income and High Yield Bond Funds. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Scott Dubchansky Chief Executive Officer, Partner	Metropolitan West Funds	Chairman of the Board of Trustees, CEO, President

Tad Rivelle Chief Investment Officer, Partner, Managing Director	—	—

Laird Landmann Portfolio Manager, Partner, Managing Director	—	—

David Lippman Portfolio Manager, Partner, Managing Director	Metropolitan West Funds	Trustee

Steve Kane Portfolio Manager, Partner, Managing Director	—	—

Chris Scibelli Director of Marketing, Partner, Managing Director	—	—

Patrick Moore Director of Client Services, Partner	—	—

Joseph Hattesohl Chief Financial Officer	Metropolitan West Funds	Treasurer, Chief Financial Officer

	West Gate Advisors, LLC	Chief Financial Officer

	MWAM Distributors, LLC	President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lara Mulpagano Chief Operating Officer	Metropolitan West Funds	Secretary

	West Gate Advisors, LLC	Chief Operating Officer

Cal Rivelle Chief Technology Officer	—	—

Richard Hollander Director	Metwest Financial	Chairman, Chief Executive Officer

Montag & Caldwell, Inc.

Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Montag & Caldwell is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ronald E. Canakaris President, CEO, CIO, Director	—	—

Huibert G. Boumeester Director	ABN AMRO Asset Management, Holdings, Inc.	Chairman, CEO

Solon P. Patterson Chairman, Director	—	—

William A. Vogel Executive Vice President, Director	—	—

Albertus Petrus Schows Director	ABN AMRO Asset Management, Holdings, Inc.	Chief Financial Officer

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. ("NCRAM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of NCRAM is 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198. NCRAM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Levine President, CEO, Board Member	Nomura Holding America Inc.	Executive Managing Director

Joseph Redmond Schmuckler Co-Chairman of the Board	Nomura Securities International, Inc.	President, Chief Operating Officer, Board Member

	Nomura Holding America Inc.	Chief Operating Officer, Executive Managing Director, Board Member

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David Mair Findlay Executive Managing Director, Board Member, Chief Legal Officer	Nomura Holding America Inc.	Chief Legal Officer, Board Member, Executive Managing Director

	Nomura Securities International, Inc.	Chief Legal Officer, Board Member, Executive Managing Director

Hideyuki Takahashi Co-Chairman of the Board	Nomura Securities International, Inc.	Chief Executive Officer, Board Member

	Nomura Holding America Inc.	Chief Executive Officer, President, Board Member

David Crall Managing Director	—	—

Stephen Kotsen Managing Director	—	—

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Small Cap Growth, Small Cap Value and Small/Mid Cap Equity Funds. The principal business address of PanAgora is located at 260 Franklin Street, 22nd Floor, Boston, MA 02110. PanAgora is a registered investment adviser under the Advisers Act.

Parametric Portfolio Associates

Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Brian Langstraat Chief Executive Officer, Member	—	—

David Stein Chief Investment Officer, Member	—	—

Aaron Singleton Treasurer, Chief Compliance Officer, Chief Financial Officer	—	—

Andrew Abramsky Chief Operating Officer	—	—

James B. Hawkes Member	Eaton Vance Corp.	Chairman, President, CEO

Thomas E. Faust, Jr. Member	Eaton Vance Corp.	Executive Vice President, CIO, Director

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's Large Cap Diversified Alpha. Tax-Managed Large Cap and Large Cap Growth Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dennis M. Kass Manager and Chairman	Jennison Associates LLC	Chairman and CEO

	Prudential Trust Company	Director

	JP Morgan Fleming Investment Management	Vice Chairman

	Prudential Investment Management, Inc.	Director and Vice President

Bernard B. Winograd Manager	Jennison Associates LLC	Director

	PIC Holdings Limited	Chairman and Director

	PIM Foreign Investments, Inc.	President

	PIM Warehouse, Inc.	Chairman and Director

	Prudential Investment Management Services LLC	Executive Vice President

	Prudential Asset Management Holding Company	Director and Vice President

	The Prudential Insurance Company of America	Vice President

	PIM Investments, Inc.	Director and President

	Prudential Investment Management, Inc.	President, CEO, Director

Ronald K. Andrews Manager	Jennison Associates LLC	Director

	Prudential Investments LLC	Senior Vice President

	American Skandia Investment Services, Inc.	Senior Vice President

	American Skandia Advisory Services, Inc.	Senior Vice President

Timothy J. Knierim Manager	Jennison Associates LLC	Director

	PIM Warehouse, Inc.	Assistant Secretary

	Prudential Mortgage Asset Corporation II	Secretary

	Prumerica Financial Asia Limited	Corporate Secretary

	Prudential Latin American Investments, Ltd.	Secretary

	Residential Information Services, Inc.	Vice President and Secretary

	The Prudential Insurance Company of America	Assistant Secretary

	Prudential Investment Management, Inc.	Vice President and Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America	Vice President

	Prudential Investment Management, Inc.	Vice President

	Jennison Associates LLC	Senior Vice President and Treasurer

	Prudential Trust Company	Director

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company	Vice President

	The Prudential Insurance Company of America	Vice President

	Pramerica Asset Management, Inc.	Senior Vice President

	Prudential Investment Management, Inc.	Vice President

Scott Haywald Manager and CEO	Jennison Associates LLC	Executive Vice President, Senior Vice President

	Prudential Trust Company	Director

	The Prudential Insurance Company of America	Signatory Second Vice President

	Pramerica Asset Management, Inc.	Director

	Prudential Investment Management, Inc.	Vice President

Record Currency Management Limited

Record Currency Management Limited ("RCM") is a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom. RCM is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer, employee, partner or trustee of RCM has engaged in any business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Real Estate Funds. The principal business address of Security Capital is 10 South Dearborn St., Suite 1400, Chicago, Illinois 60603. Security Capital is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Anthony R. Manno Jr. President, Sole Director, and Managing Director	—	—

Kenneth D. Statz Managing Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kevin W. Bedell Senior Vice President	—	—

David E. Rosenbaum Senior Vice President	—	—

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President— Enterprise Division

	SEI Investments Distribution Co.	Director

	SEI Trust Company	Director

	SEI Investments Global Funds Services	Senior Vice President

	SEI Investments (France)	Board of Directors

	SEI Investments Management Corporation II	Director, President

	SEI Investments Fund Management	Chief Executive Officer

	SEI Investments Canada Company	Director

Carl A. Guarino Director, Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Global Holdings (Cayman) Inc.	Director

	SEI Investments (France)	Board of Directors

	LSV Asset Management	Management Committee

	SEI Investments Management Corporation II	Director, Senior Vice President

	SEI Investments Global, Limited	Director

	SEI Insurance Group, Inc.	Director

	SEI Franchise, Inc.	Director

	SEI Investments Fund Management	Senior Vice President

Jack May Vice President	SEI Investments Management Corporation II	Vice President

	SEI Franchise, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephen Onofrio Vice President	SEI Investments Management Corporation II	Vice President

Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SIMC Holdings, LLC	Manager

	SEI Investments Fund Management	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary

	SIMC Subsidiary, LLC	Manager

	SEI Franchise, Inc.	Assistant Secretary

	SEI Investments Global (Bermuda) Ltd.	Vice President

	SIMC Holdings, LLC	Manager

	SEI Global Services, Inc.	Vice President, Assistant Secretary

Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Senior Vice President

	SEI Investments Fund Management	Senior Vice President

	SEI Investments Company	Executive Vice President

	SEI Global Services, Inc.	Director, President

Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Services, Inc.	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Trust Company	General Counsel, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Private Trust Company	General Counsel

	SEI Insurance Group, Inc.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Greg Gettinger Vice President	SEI Trust Company	Vice President

	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Management Corporation II	Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Global Services, Inc.	Vice President

Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada)	Vice President, Treasurer

	SEI Ventures, Inc.	Director, Vice President, Treasurer

	SEI Insurance Group, Inc.	Vice President, Treasurer

	SEI Global Investments Corp.	Vice President, Treasurer

	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer

	SEI Investments Global (Cayman), Limited	Vice President, Treasurer

	SEI Primus Holding Corp.	Director, Vice President, Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise, Inc.	Vice President, Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Fund Management	Vice President, Treasurer

	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary

	SEI Funds, Inc.	Director, Vice President, Treasurer

	SEI Investments Management Corporation II	Vice President, Treasurer

	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer

	SEI Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Developments, Inc.	Director, Vice President, Treasurer

	SEI Investments Company	Vice President, Controller, Chief Accounting Officer

Carolyn McLaurin Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President

	SEI Global Services, Inc.	Vice President

Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

David Campbell Vice President	SEI Global Services, Inc.	Vice President

	SEI Investments Global Fund Services	Vice President

Lori Heinel Vice President	—	—

Jim Combs Vice President	SEI Global Services, Inc.	Vice President

Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

Brandon Sharrett Vice President	SEI Global Services, Inc.	Vice President

	SEI Investments Global Fund Services	Vice President

Wayne Withrow Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Investments Global Funds Services	Chief Executive Officer

	SEI Investments Fund Management	Senior Vice President

	SEI Trust Company	Director

	SEI Investments Global (Cayman), Limited	Director

	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Chief Executive Officer

	SEI Investments—Global Fund Services Limited	Director

	SEI Global Services, Inc.	Director, Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments Management Corporation II	Senior Vice President

	SEI Investments Global (Bermuda) Ltd.	Director, President

Tom Jones Chief Compliance Officer, Assistant Secretary	SEI Investments Management Corporation II	Chief Compliance Officer, Assistant Secretary

Karl Dasher Senior Vice President, Chief Investment Officer	SEI Investments (France)	Board of Directors

Vincent Chu Vice President	SEI Asset Korea	Director

Kevin P. Robins Director, Senior Vice President	SEI Investments Company	Senior Vice President

	SEI Insurance Group, Inc.	Director

	SEI Investments Fund Management	Senior Vice President

	SEI Trust Company	Director

	LSV Asset Management	Management Committee

	SEI Investments Global (Cayman), Limited	Director

	SEI Global Holdings (Cayman) Inc.	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Director

	SEI Giving Fund	Director, President

Joseph P. Ujobai Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Inc. (Canada)	Director

	SEI Capital Limited (Canada)	Director

	SEI Global Investments Corp.	President

	SEI Investments (Europe) Ltd	Director

	SEI Investments—Unit Trust Management (UK) Limited	Director

	SEI Global Nominee Ltd	Director

	SEI Investments (France)	Board of Directors

	SEI Asset Korea	Director

	SEI Investments (South Africa) Limited	Director

	SEI Investments Global, Limited	Director

	SEI Investments Canada Company	Director

	SEI Global Services, Inc.	Senior Vice President

Michael Hogan Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Jack McCue Vice President	—	—

Roger Messina Vice President	—	—

James Miceli Vice President	—	—

Michael Cagnina Vice President	—	—

Michael Farrell Vice President	SEI Investments Distribution Co.	Vice President

	SEI Private Trust Company	Trust Officer

	SEI Investments Management Corporation II	Vice President

	SEI Franchise, Inc.	Vice President

Michael Pang Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Global (Cayman), Limited	Vice President, Secretary

	SEI Global Holdings (Cayman) Inc.	Vice President, Secretary

	SEI Global Services, Inc.	Vice President, Assistant Secretary

Philip Masterson Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

James Ndiaye Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Secretary

Sofia Rosala Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Fund Management	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

Lauren Shank Vice President, Assistant Secretary	SEI Global Services, Inc.	Vice President, Assistant Secretary

N. Jeffrey Klauder Senior Vice President, Assistant Secretary	SEI Ventures, Inc.	Senior Vice President, Secretary

	SEI Investments Management Corporation Delaware, L.L.C.	Senior Vice President, Assistant Secretary

Smith Breeden Associates, Inc.

Smith Breeden Associates, ("Smith Breeden") is a sub-adviser for the Registrant's Large Cap Diversified Alpha and Core Fixed Income Funds. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517. Smith Breeden is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Daniel C. Dektar Chief Investment Officer	OHSF Hedge MGP I, Inc.	Director

Stephen A. Eason, CFA Executive Vice President	Eason Energy, Inc.	President

Eugene Flood, Jr., Ph.D. Chief Executive Officer	The College Retirement Equity Fund	Trustee

Michael J. Giarla Chairman	Wyandotte Community Corporation	Director

	Harrington Bank, FSB	Chairman

	Community First Financial Group, Inc.	Director

	Square 1 Bank	Vice-Chairman

	Peninsula Banking Group	Director

Stanley J. Kon, Ph.D. Director of Research	Harrington West Financial Group, Inc.	Director

	Los Padres Savings Bank, FSB	Director

Marianthe S. Mewkill Chief Financial Officer	—	—

Weiss, Peck & Greer Investments

Weiss, Peck & Greer Investments ("WPG") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of WPG 909 Third Avenue, New York, New York 10022. WPG is a registered investment adviser under the Advisers Act.

Name and Position with WPG	Other Company	Position With Other Company
William J. Kelly Chief Executive Officer	Robeco USA, Inc.	Chief Executive Officer

	Boston Partners Asset Management, LLC	Chief Executive Officer

Roland Toppen Chief Financial Officer	Robeco USA, Inc.	Treasurer and Chief Financial Officer

	Robeco Investment Asset Management, US	Director

Michael Anthony Jones President	Robeco USA, Inc.	President

Daniel Swigart Vandivort President and Chief Investment Officer	Robeco USA, Inc.	President and Chief Investment Officer

William George Butterly General Counsel	Robeco USA, Inc.	Secretary and General Counsel

Name and Position with WPG	Other Company	Position With Other Company
Mary Ann Iudice Chief Compliance Officer	Robeco USA, Inc.	Chief Compliance Officer

	Boston Partners Asset Management, LLC	Chief Compliance Officer

	Robeco Investment Asset Management, US	Chief Compliance Officer

	Robeco Sage Capital Management	Chief Compliance Officer

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the Registrant's Small Cap Growth, Small Cap Value, Small/Mid Cap Equity, Real Estate and Enhanced Income Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert W. Bissell President, Chief Executive Officer	Wells Fargo Bank, N.A.	Executive Vice President

J. Mari Casas Senior Vice President	Wells Fargo Bank, N.A.	Senior Vice President

Kirk D. Hartman Executive Vice President, Chief Investment Officer	—	—

Amru A. Khan Executive Vice President	Wells Fargo Bank, N.A.	Senior Vice President

Thomas M. O'Malley Senior Vice President	Wells Fargo Bank, N.A.	Senior Vice President

James Paulsen Executive Vice President, Chief Investment Strategist	—	—

David D. Sylvester Executive Vice President

William L. Timoney Executive Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Karen L. Norton Senior Vice President, Chief Administrative and Operation Officer	—	—

David O'Keefe Senior Vice President, Chief Financial Officer and Assistant Secretary	—	—

Sallie C. Squire Senior Vice President, Director of Professional and Corporate Development	—	—

William C. Stevens Senior Vice President	—	—

Jon Baranko Vice President	—	—

Dale E. Benson Vice President	—	—

Mark D. Cooper Vice President	—	—

Bob Dehnke Vice President	—	—

Melissa Grove Vice President	—	—

Jim Hintz Vice President	—	—

Gilbert Southwell Vice President	—	—

Dick Weiss Executive Vice President	—	—

Mai S. Shiver Senior Vice President	—	—

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Bruce D. Alberts Chief Investment Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Peter L. Bain Director	Western Asset Management Company Ltd.	Director

	Legg Mason, Inc.	Senior Executive Vice President

	Legg Mason Funds Management, Inc.	Director

	Brandywine Asset Management, LLC	Manager

	Nova Scotia Company	Director

	BMML, Inc.	Vice President and Director

	Legg Mason Capital Management, Inc.	Director

	Barrett Associates, Inc.	Director

	Bartlett and Co.	Director

	Berkshire Asset Management, Inc.	Director

	Legg Mason Focus Capital, Inc.	Director

	Gray, Seifert and Company, LLC	Director

	Howard Weil Incorporated	Director

	Legg Mason Real Estate Services, Inc.	Director

	Legg Mason Commercial Real Estate Services, Inc.	Director

	Legg Mason Funding, Inc.	Director

	Legg Mason Limited	Director

	Legg Mason Properties, Inc.	Director

	Legg Mason Realty Group, Inc.	Director

	LM Tower, Inc.	Director

	PCM Holdings, Inc.	Director

	PCM Holdings II, LLC	Director

	Royce & Associates, Inc.	Manager

James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director

	Western Asset Funds, Inc.	President

	Western Asset Income Fund	President

	Western Asset Premier Bond Fund	President

Gavin L. James Director of Global Client Services	—	—

S. Kenneth Leech Chief Investment Officer	Western Asset Income Fund Western Asset Funds, Inc. Western Asset Premier Bond Fund	Vice President Vice President Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Ltd. Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	General Counsel and Chief Compliance Officer Vice President

	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund II	Vice President

Edward A. Taber III Director	Western Asset Management Company, Ltd.	Director

	Legg Mason, Inc.	Executive Vice President

	Legg Mason Fund Adviser, Inc.	Director

	Batterymarch Financial Management, Inc.	Director

	Brandywine Asset Management, LLC	Manager

	Legg Mason Real Estate Investors, Inc.	Director

	Nova Scotia Company	Vice President and Director

	Legg Mason Asset Management (Asia) Pte Ltd	Director

	Legg Mason Real Estate Securities Advisors, Inc.	Director

	LM Holdings, Inc.	Director

Stephen A. Walsh Deputy Chief Investment Officer	Western Asset Funds, Inc. Western Asset Income Fund	Vice President Vice President

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western is 10 Exchange Square, Primrose Street, London, EC2A 2EN. Western is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Bruce D. Alberts Chief Investment Officer	—	—

Peter L. Bain Director	Western Asset Management Company Ltd.	Director

	Legg Mason, Inc.	Senior Executive Vice President

	Legg Mason Funds Management, Inc.	Director

	Brandywine Asset Management, LLC	Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Nova Scotia Company	Director

	BMML, Inc.	Vice President and Director

	Legg Mason Capital Management, Inc.	Director

	Barrett Associates, Inc.	Director

	Bartlett and Co.	Director

	Berkshire Asset Management, Inc.	Director

	Legg Mason Focus Capital, Inc.	Director

	Gray, Seifert and Company, LLC	Director

	Howard Weil Incorporated	Director

	Legg Mason Real Estate Services, Inc.	Director

	Legg Mason Commercial Real Estate Services, Inc.	Director

	Legg Mason Funding, Inc.	Director

	Legg Mason Limited	Director

	Legg Mason Properties, Inc.	Director

	Legg Mason Realty Group, Inc.	Director

	LM Tower, Inc.	Director

	PCM Holdings, Inc.	Director

	PCM Holdings II, LLC	Director

	Royce & Associates, Inc.	Manager

James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director

	Western Asset Funds, Inc.	President

	Western Asset Income Fund	President

	Western Asset Premier Bond Fund	President

Gavin L. James Director of Global Client Services	—	—

S. Kenneth Leech Chief Investment Officer	Western Asset Income Fund Western Asset Funds, Inc. Western Asset Premier Bond Fund	Vice President Vice President Vice President

Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Ltd. Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	General Counsel and Chief Compliance Officer Vice President

	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund II	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward A. Taber III Director	Western Asset Management Company, Ltd.	Director

	Legg Mason, Inc	Executive Vice President

	Legg Mason Fund Adviser, Inc.	Director

	Batterymarch Financial Management, Inc.	Director

	Brandywine Asset Management, LLC	Manager

	Legg Mason Real Estate Investors, Inc.	Director

	Nova Scotia Company	Vice President and Director

	Legg Mason Asset Management (Asia) Pte Ltd	Director

	Legg Mason Real Estate Securities Advisors, Inc.	Director

	LM Holdings, Inc.	Director

Stephen A. Walsh Deputy Chief Investment Officer	Western Asset Funds, Inc. Western Asset Income Fund	Vice President Vice President

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Index Funds	July 10, 1985

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

Barclays Global Investors Funds	March 31, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

Pro Shares Trust	November 14, 2005

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

John Munch	General Counsel & Secretary	—

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Michael Farrell	Vice President	—

Mark J. Held	Senior Vice President	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Lori L. White	Vice President & Assistant Secretary	—

Robert Silvestri	Vice President	—

Thomas Rodman	Chief Operations Officer	—

John Coary	Vice President & Assistant Secretary	—

Al DelPizzo	Vice President	—

Mark McManus	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, OH 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5); (6); (9) (10), and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Acadian Asset Management Inc.
One Post Office Square
Boston, MA 02109

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, Inc.
500 South Grand Avenue, 23rd Floor
Los Angeles, California 90071

Aronson+Johnson+Ortiz, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

BlackRock Advisors, Inc.
40 East 52nd Street
New York, New York 10022

David J. Greene & Company, LLC
599 Lexington Avenue
New York, New York 10022

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Enhanced Investment Technologies, LLC
2401 P.G.A. Boulevard
Suite 100
Palm Beach Gardens, Florida 33410

Goldman Sachs Asset Management, L.P.
32 Old Slip
New York, New York 10005

Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, TX 75240

ING Investment Management Co.
230 Park Avenue, 14th Floor
New York, New York 10169

Integrity Asset Management, LLC
401 West Main Street, Suite 2100
Louisville, Kentucky 40202

JPMorgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Lee Munder Investments, Ltd.
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Los Angeles Capital Management and Equity Research
11150 Santa Monica Blvd.
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, Oregon 97258

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management, LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Montag & Caldwell, Inc.
3455 Peachtree Rd. NE Ste 1200
Atlanta, Georgia 30326-3248

Nomura Corporate Research and Asset Management Inc.
2 World Financial Center
Building B
New York, New York 10281-1198

PanAgora Asset Management, Inc.
260 Franklin Street
22nd Floor
Boston, Massachusetts 02110

Parametric Portfolio Associates
1151 Fairview Avenue North
Seattle, Washington 98109-4418

Quantitative Management Associates, LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor Morgan House
Madeira Walk
Windsor, Berkshire SL4 1EP

Security Capital Research &
Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Smith Breeden Associates, Inc.
100 Europa Drive, Suite 200
Chapel Hill, NC 27517

Weiss, Peck & Greer Investments
909 Third Avenue
New York, New York 10022

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square, Primrose Street
London, EC2A 2EN

Item 29.  Management Services:

None

Item 30.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 54 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of October, 2006.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	October 26, 2006

Rosemarie B. Greco

	*	Trustee	October 26, 2006

William M. Doran

	*	Trustee	October 26, 2006

F. Wendell Gooch

	*	Trustee	October 26, 2006

George J. Sullivan, Jr.

	*	Trustee	October 26, 2006

James M. Storey

	*	Trustee	October 26, 2006

Robert A. Nesher

	*	Trustee	October 26, 2006

Nina Lesavoy

	* James M. Williams	Trustee	October 26, 2006

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	October 26, 2006

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	October 26, 2006

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher

Attorney-in-Fact

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